Schedule of Investments (unaudited)	iShares® Global Consumer Discretionary ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.1%
Aristocrat Leisure Ltd.	40,978	$1,060,216
Lottery Corp. Ltd. (The)	139,087	476,827
Wesfarmers Ltd.	70,895	2,337,359
		3,874,402
Brazil — 0.1%
Lojas Renner SA	60,958	254,617
Magazine Luiza SA(a)	184,844	130,096
		384,713
Canada — 1.3%
Canadian Tire Corp. Ltd., Class A, NVS	3,333	455,688
Dollarama Inc.	17,835	1,207,893
Gildan Activewear Inc.	10,866	350,321
Magna International Inc.	16,628	938,749
Restaurant Brands International Inc.	19,445	1,507,602
		4,460,253
Chile — 0.0%
Falabella SA	44,865	107,720

China — 5.9%
Alibaba Group Holding Ltd.(a)	966,400	10,060,057
ANTA Sports Products Ltd.	77,800	799,467
BYD Co. Ltd., Class H	54,000	1,731,490
JD.com Inc., Class A	153,600	2,619,580
Li Ning Co. Ltd.	146,500	791,127
Meituan, Class B(a)(b)	298,400	4,679,186
		20,680,907
Denmark — 0.2%
GN Store Nord A/S(a)	8,243	206,146
Pandora A/S	5,736	512,693
		718,839
France — 7.3%
Accor SA	10,600	394,441
Cie. Generale des Etablissements Michelin SCA	44,625	1,320,067
Hermes International	2,177	4,732,186
Kering SA	4,497	2,483,239
LVMH Moet Hennessy Louis Vuitton SE	16,314	15,382,670
Renault SA	12,936	545,816
Sodexo SA	5,252	578,336
Valeo	14,640	314,603
		25,751,358
Germany — 3.0%
adidas AG	11,164	2,167,245
Bayerische Motoren Werke AG	19,938	2,452,514
Continental AG	6,749	509,890
Delivery Hero SE(a)(b)	12,060	532,088
Mercedes-Benz Group AG	48,803	3,928,217
Puma SE	6,453	388,859
Volkswagen AG	1,860	310,897
Zalando SE(a)(b)	13,998	403,691
		10,693,401
Ireland — 0.5%
Flutter Entertainment PLC, Class DI(a)	9,575	1,927,072

Italy — 1.7%
Ferrari NV	7,998	2,614,929
Moncler SpA	13,043	902,416
Security	Shares	Value

Italy (continued)
Stellantis NV	135,166	$2,376,326
		5,893,671
Japan — 12.2%
Aisin Corp.	11,500	355,131
Bandai Namco Holdings Inc.	41,600	963,344
Bridgestone Corp.	38,400	1,577,537
Denso Corp.	31,500	2,124,741
Fast Retailing Co. Ltd.	11,700	3,000,755
Honda Motor Co. Ltd.	106,443	3,224,569
Isuzu Motors Ltd.	38,900	471,905
Nissan Motor Co. Ltd.	147,700	606,180
Nitori Holdings Co. Ltd.	5,400	606,389
Oriental Land Co. Ltd./Japan	72,700	2,834,281
Pan Pacific International Holdings Corp.	33,300	596,393
Panasonic Holdings Corp.	145,700	1,786,562
Rakuten Group Inc.	92,400	321,971
Sekisui House Ltd.	41,300	834,243
Shimano Inc.	5,200	870,518
Sony Group Corp.	78,800	7,113,289
Subaru Corp.	38,488	724,874
Sumitomo Electric Industries Ltd.	49,600	607,708
Suzuki Motor Corp.	30,700	1,113,268
Toyota Motor Corp.	785,000	12,616,586
Yamaha Motor Co. Ltd.	21,913	629,959
		42,980,203
Netherlands — 1.5%
Prosus NV	72,626	5,318,701

South Korea — 0.7%
Hyundai Motor Co.	8,724	1,372,236
Kia Corp.	16,718	1,126,141
		2,498,377
Spain — 1.4%
Amadeus IT Group SA(a)	28,151	2,143,709
Industria de Diseno Textil SA	70,113	2,719,529
		4,863,238
Sweden — 0.7%
Electrolux AB, Class B	14,085	192,479
Evolution AB(b)	11,991	1,519,544
H & M Hennes & Mauritz AB, Class B	44,020	757,025
		2,469,048
Switzerland — 1.8%
Cie. Financiere Richemont SA, Class A, Registered	32,619	5,540,924
Swatch Group AG (The), Bearer	1,808	528,645
Swatch Group AG (The), Registered	3,361	184,838
		6,254,407
United Kingdom — 2.5%
Barratt Developments PLC	62,757	329,833
Berkeley Group Holdings PLC	7,090	353,436
Burberry Group PLC	24,325	656,373
Compass Group PLC	111,568	3,124,251
Dowlais Group PLC(a)	81,194	130,958
Entain PLC	36,797	594,999
InterContinental Hotels Group PLC	11,730	810,853
Kingfisher PLC	122,272	360,364
Next PLC	8,027	703,856
Pearson PLC	44,751	469,162
Persimmon PLC	19,430	253,167
Taylor Wimpey PLC	229,205	299,431

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Discretionary ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Whitbread PLC	12,587	$541,827
		8,628,510
United States — 57.0%
Advance Auto Parts Inc.	3,623	254,697
Amazon.com Inc.(a)	273,167	35,610,050
Aptiv PLC(a)	16,904	1,725,729
AutoZone Inc.(a)	1,150	2,867,364
Bath & Body Works Inc.	14,307	536,513
Best Buy Co. Inc.	12,161	996,594
Booking Holdings Inc.(a)	2,308	6,232,362
BorgWarner Inc.	14,646	716,336
Caesars Entertainment Inc.(a)	13,448	685,445
CarMax Inc.(a)(c)	9,886	827,458
Carnival Corp.(a)	62,765	1,181,865
Chipotle Mexican Grill Inc.(a)	1,724	3,687,636
Darden Restaurants Inc.	7,557	1,262,624
Domino’s Pizza Inc.	2,208	744,074
DR Horton Inc.	19,395	2,360,178
eBay Inc.	33,415	1,493,316
Etsy Inc.(a)	7,708	652,174
Expedia Group Inc.(a)	8,967	980,900
Ford Motor Co.	245,577	3,715,580
Garmin Ltd.	9,563	997,325
General Motors Co.	86,868	3,349,630
Genuine Parts Co.	8,781	1,486,009
Hasbro Inc.	8,142	527,357
Hilton Worldwide Holdings Inc.	16,536	2,406,815
Home Depot Inc. (The)	49,394	15,343,752
Las Vegas Sands Corp.(a)	20,536	1,191,088
Lennar Corp., Class A	15,858	1,987,166
LKQ Corp.	15,868	924,628
Lowe’s Companies Inc.	37,266	8,410,936
Marriott International Inc./MD, Class A	16,135	2,963,838
McDonald’s Corp.	45,623	13,614,360
MGM Resorts International	18,910	830,527
Mohawk Industries Inc.(a)	3,346	345,173
Newell Brands Inc., NVS	23,548	204,868
Nike Inc., Class B	76,992	8,497,607
Norwegian Cruise Line Holdings Ltd.(a)	26,506	577,036
NVR Inc.(a)	191	1,212,969
O’Reilly Automotive Inc.(a)	3,804	3,633,961
Pool Corp.	2,440	914,122
PulteGroup Inc.	13,949	1,083,558
Ralph Lauren Corp.	2,568	316,634
Ross Stores Inc.	21,375	2,396,779
Royal Caribbean Cruises Ltd.(a)	13,743	1,425,699
Starbucks Corp.	71,638	7,096,460
Tapestry Inc.	14,485	619,958
Tesla Inc.(a)	147,464	38,601,651
TJX Companies Inc. (The)	71,956	6,101,149
Security	Shares	Value

United States (continued)
Tractor Supply Co.	6,847	$1,513,872
Ulta Beauty Inc.(a)	3,130	1,472,962
VF Corp.	20,644	394,094
Whirlpool Corp.	3,422	509,159
Wynn Resorts Ltd.	6,471	683,402
Yum! Brands Inc.	17,502	2,424,902
		200,590,341
Total Common Stocks — 98.9%
(Cost: $358,240,978)		348,095,161

Preferred Stocks

Germany — 0.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	3,802	433,257
Porsche Automobil Holding SE, Preference Shares, NVS	9,569	576,719
Volkswagen AG, Preference Shares, NVS	11,468	1,542,132
		2,552,108
South Korea — 0.1%
Hyundai Motor Co., Series 2, Preference Shares, NVS	2,236	186,753

Total Preferred Stocks — 0.8%
(Cost: $3,697,491)		2,738,861

Total Long-Term Investments — 99.7%
(Cost: $361,938,469)		350,834,022

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(d)(e)(f)	166,340	166,373
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(d)(e)	440,000	440,000

Total Short-Term Securities — 0.2%
(Cost: $606,359)		606,373

Total Investments — 99.9%
(Cost: $362,544,828)		351,440,395

Other Assets Less Liabilities — 0.1%		453,926
Net Assets — 100.0%		$351,894,321

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Discretionary ETF
June 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,455,589	$—		$(1,289,132)	(a)	$82	$(166)	$166,373	166,340	$1,431	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	260,000	180,000	(a)	—		—	—	440,000	440,000	6,023		—
						$82	$(166)	$606,373		$7,454		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	1	09/07/23	$160	$236
E-Mini Consumer Discretionary Index	3	09/15/23	520	28,403
Euro STOXX 50 Index	6	09/15/23	290	5,867
				$34,506

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$205,673,985	$142,421,176	$—	$348,095,161
Preferred Stocks	—	2,738,861	—	2,738,861

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Discretionary ETF
June 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$606,373	$—	$—	$606,373
	$206,280,358	$145,160,037	$—	$351,440,395
Derivative Financial Instruments(a)
Assets
Equity Contracts	$28,403	$6,103	$—	$34,506

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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